Annual Total Returns - Investment Grade Bond Portfolio [BarChart] - 02.28 VIP Investment Grade Bond Portfolio Investor PRO-10 - Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	5.89%
Annual Return 2013	(1.82%)
Annual Return 2014	5.83%
Annual Return 2015	(0.71%)
Annual Return 2016	4.74%
Annual Return 2017	4.20%
Annual Return 2018	(0.57%)
Annual Return 2019	9.67%
Annual Return 2020	9.33%
Annual Return 2021	(0.64%)